Accounts Payable - Schedule of Carrying Amount of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Accounts Payable [Line Items]
Accounts payable	$ 790	$ 206
U.S. dollars [Member]
Schedule of Carrying Amount of Accounts Payable [Line Items]
Accounts payable	362	157
NIS (not linked to the Israeli CPI) [Member]
Schedule of Carrying Amount of Accounts Payable [Line Items]
Accounts payable	$ 428	$ 49